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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2002
                                              -----------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:    MPM BIOEQUITIES ADVISER LLC
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 Address: 601 Gateway Boulevard, Suite 360
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          South San Francisco, CA 94080
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 Form 13F File Number: 28-108358 ----------------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Robert W. Liptak
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 Title:   Chief Financial Officer
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 Phone:   617-425-9216
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 Signature, Place, and Date of Signing:

 /s/ Robert W. Liptak     South San Francisco, CA       8/8/02
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 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
     28-
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     [Repeat as necessary.]

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                                                    Form 13F Information Table
                                                                                                                    VOTING AUTHORITY
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NAME OF ISSUER                    TITLE                     VALUE    SHARES/PRN   SH/   PUT/  INVSTMT   OTHER
                                 OF CLASS         CUSIP    x($1000)      AMT      PRN   CALL  DISCRETN MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK            COMMON STOCK     00339B107    3790       386800     SH         SOLE              386800     0    0
ADOLOR CORP COM                COMMON STOCK     00724X102     380        33700     SH         SOLE               33700     0    0
ADVANCED NEUROMODULATION SYS   COMMON STOCK     0075T101     1159        38000     SH         SOLE               38000     0    0
AFFYMETRIX INC OC-CAP STK      COMMON STOCK     00826T108    5405       225300     SH         SOLE              225300     0    0
ALEXION PHARMACEUTICALS INC    COMMON STOCK     015351109    2592       171100     SH         SOLE              171100     0    0
ALKERMES INC COM               COMMON STOCK     01642T108    5326       332700     SH         SOLE              332700     0    0
ALTEON INC COM                 COMMON STOCK     02144G107    3424      1662200     SH         SOLE             1662200     0    0
AMGEN INC USD.0001 COM         COMMON STOCK     031162100   12770       304900     SH         SOLE              304900     0    0
APPLERA CORPORATION CELERA GEN COMMON STOCK     038020202    5010       417500     SH         SOLE              417500     0    0
ARRAY BIOPHARMA                COMMON STOCK     04269X105    4391       455500     SH         SOLE              455500     0    0
BIOGEN INC Com                 COMMON STOCK     090597105    7109       171600     SH         SOLE              171600     0    0
CELGENE CORPORATION COM        COMMON STOCK     151020104    4652       304100     SH         SOLE              304100     0    0
CUBIST PHARMACEUTICALS INC     COMMON STOCK     229678107    3747       398200     SH         SOLE              398200     0    0
CV THERAPEUTICS INC COM        COMMON STOCK     126667104    3041       163300     SH         SOLE              163300     0    0
CYBERONICS INC COM             COMMON STOCK     23251P102    4444       338800     SH         SOLE              338800     0    0
ENZON INC COM                  COMMON STOCK     293904108    4663       189500     SH         SOLE              189500     0    0
GENZYME CORP COM               COMMON STOCK     372917104    1837        95500     SH         SOLE               95500     0    0
GILEAD SCIENCES INC COM        COMMON STOCK     375558103    9229       280700     SH         SOLE              280700     0    0
HARVARD BIOSCI                 COMMON STOCK     416906105    1169       209200     SH         SOLE              209200     0    0
HUMAN GENOME SCIENCES INC      COMMON STOCK     444903108    3668       273700     SH         SOLE              273700     0    0
IDEC PHARMACEUTICALS CORP      COMMON STOCK     449370105    3917       110500     SH         SOLE              110500     0    0
IMMUNEX CORP NEW COM           COMMON STOCK     452528102    9738       435900     SH         SOLE              435900     0    0
INHALE THERAPEUTIC SYSTEMS     COMMON STOCK     457191104    5507       580300     SH         SOLE              580300     0    0
INSPIRE PHARMA COM STK         COMMON STOCK     457733103    1057       274600     SH         SOLE              274600     0    0
INTERMUNE INC                  OPTIONS - CALLS  45884XAJF    2902        96500     SH         SOLE               96500     0    0
ISTA PHARMA INC COM            COMMON STOCK     45031X105     229       253200     SH         SOLE              253200     0    0
KING PHARMACEUTICALS  INC COM  COMMON STOCK     495582108    6059       272300     SH         SOLE              272300     0    0
LEXICON GENETIC                COMMON STOCK     528872104    1469       300400     SH         SOLE              300400     0    0
MEDIMMUNE INC COM              COMMON STOCK     584699102    6426       243400     SH         SOLE              243400     0    0
MILLENNIUM PHARMACEUTICALS INC COMMON STOCK     599902103    4677       384961     SH         SOLE              384961     0    0
NPS PHARMACEUTICALS INC COM    COMMON STOCK     62936P103    4755       310400     SH         SOLE              310400     0    0
OSI PHARMACEUTICALS INC        COMMON STOCK     671040103    4600       191500     SH         SOLE              191500     0    0
PROTEIN DESIGN LABS INC        COMMON STOCK     74369L103    5156       474800     SH         SOLE              474800     0    0
SEPRACOR INC COM               COMMON STOCK     817315104    3845       402600     SH         SOLE              402600     0    0
THERASENSE                     COMMON STOCK     883381105    1287        69700     SH         SOLE               69700     0    0
VERSICOR INC COM STK           COMMON STOCK     925314106     390        29000     SH         SOLE               29000     0    0
VERTEX PHARMACEUTICALS INC     COMMON STOCK     92532F100    4881       299800     SH         SOLE              299800     0    0
VICAL INC COM                  COMMON STOCK     925602104    1117       211600     SH         SOLE              211600     0    0
VISIBLE GENETICS COM           COMMON STOCK     92829S104     623       326000     SH         SOLE              326000     0    0
XOMA LTD                       COMMON STOCK     G9825R107    5216      1307500     SH         SOLE             1307500     0    0
ZYMOGENETICS INC Com           COMMON STOCK     98985T109    4906       574200     SH         SOLE              574200     0    0

S REPORT SUMMARY               41 Data Records             166563              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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